Fees Summary	Aug. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,600,000
Previously Paid Amount	0.00
Total Fee Amount	1,121.76
Total Offset Amount	0.00
Net Fee	1,121.76
Narrative - Max Aggregate Offering Price	$ 7,600,000
Final Prospectus	true